INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS [Abstract]
Schedule of Investments
	2013	2014
	RMB	RMB

Investment in a jointly controlled entity (a)	5,833	5,509
Investment in an affiliated company under equity method (b)	-	200
Investment in an affiliated company under cost method (c)	-	6,000
Total net book value	5,833	11,709

Components of Investment in A Jointly Controlled Entity
Exercise price	Investment in a jointly controlled entity	Shareholders’ loan	Subtotal	Shares of loss	Total
At January 1, 2012	500	10,000	10,500	(2,199)	8,301
Share of loss	-	-	-	(1,676)	(1,676)
At December 31, 2012	500	10,000	10,500	(3,875)	6,625
Share of loss	-	-	-	(792)	(792)
At December 31, 2013	500	10,000	10,500	(4,667)	5,833
Share of loss	-	-	-	(324)	(324)
At December 31, 2014	500	10,000	10,500	(4,991)	5,509